PHOENIX-EUCLID MARKET NEUTRAL FUND

                      Supplement dated September 2, 1999 to
                       Prospectus dated November 30, 1998,
         as supplemented December 16, 1998, March 1, 1999, May 1, 1999, and August 20, 1999 and to the Statement of Additional Information dated
               November 30, 1998, as supplemented August 20, 1999

               THE INFORMATION CONTAINED IN THIS SUPPLEMENT DATED
                                SEPTEMBER 2, 1999
                SUPERCEDES THAT CONTAINED IN THE SUPPLEMENT DATED
                                AUGUST 20, 1999.
        THIS SUPPLEMENT CORRECTS THE TRANSFER AGENT FEES SET FORTH IN THE
                           AUGUST 20, 1999 SUPPLEMENT.


Effective July 23, 1999, Phoenix Equity Planning Corporation ("PEPCO"), 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200, became Transfer Agent for the Trust. PEPCO receives a fee equivalent to $13.50 for each shareholder account, plus out-of-pocket expenses. This represents no change from the fees paid to the former Transfer Agent. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents are paid a fee by the Transfer Agent. State Street Bank and Trust Company serves as subtransfer agent pursuant to a Subtransfer Agency Agreement.

All references to contacting the Fund or Transfer Agent by telephone contained in the current prospectus are hereby amended to change the telephone number to:
1-800-243-1574. The information under "How to Buy Shares through the Transfer Agent" and "Selling your Shares BY MAIL through the Transfer Agent" remains unchanged. If you have any questions about the Fund, you may contact a customer service representative at 1-800-243-1574 (option 0), between 8:00 a.m. and 6:00 p.m., Eastern Time, Monday through Friday.

All references to the former Transfer Agent and Dividend Paying Agent contained in the current prospectus and Statement of Additional Information are hereby replaced with the above information.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR
                                FUTURE REFERENCE.


PXP 1205TA-R (9/99)